Provisions and other non-current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Defined benefit pension plans	$ 1,571	$ 1,815
Other long-term employee benefits and deferred compensation	591	546
Other post-employment benefits	311	369
Environmental remediation provisions	486	518	$ 535
Product liability, government investigations, other legal matters provisions	75	82	$ 154
Contingent consideration	527	389
Other non-current liabilities	514	804
Total provisions and other non-current liabilities	$ 4,075	$ 4,523